Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Property, Plant and Equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m

Cost

At 1 January 2022	105	299	404

Additions	15	42	57

Fully depreciated assets written off	–	(30)	(30)

Disposals	(7)	(5)	(12)

Exchange and other adjustments	(1)	(14)	(15)

At 31 December 2022	112	292	404

Additions	1	20	21

Fully depreciated assets written off	–	(15)	(15)

Disposals	(2)	(3)	(5)

Exchange and other adjustments	–	6	6

At 31 December 2023	111	300	411

Depreciation and impairment

At 1 January 2022	(53)	(214)	(267)

Provided	(3)	(17)	(20)

System Fund expense	–	(4)	(4)

Impairment charge	–	(10)	(10)

Impairment reversal	–	3	3

Fully depreciated assets written off	–	30	30

Disposals	4	5	9

Exchange and other adjustments	1	11	12

At 31 December 2022	(51)	(196)	(247)

Provided	(6)	(18)	(24)

System Fund expense	–	(4)	(4)

Fully depreciated assets written off	–	15	15

Disposals	2	3	5

Exchange and other adjustments	1	(4)	(3)

At 31 December 2023	(54)	(204)	(258)

Net book value

At 31 December 2023	57	96	153

At 31 December 2022	61	96	157

At 1 January 2022	52	85	137

Summary of Net Book Value by Operating Segment	Net book value by operating segment

	Americas $m	EMEAA $m	Greater China $m	Central $m	Total $m

Land and buildings	51	1	–	5	57

Fixtures, fittings and equipment	31	4	–	61	96

	82	5	–	66	153